BALANCE SHEET - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 14, 2020	Sep. 30, 2020	Sep. 15, 2020	Jun. 30, 2020	May 12, 2020
Current assets:
Cash	$ 707,084			$ 1,605,045
Prepaid expenses	95,417			187,865
Total current assets	802,501			1,792,910
Investment held in Trust Account	305,332,346			305,311,303
Total Assets	306,134,847			307,104,213
Current liabilities:
Accounts payable	80,274			155,683
Accrued expenses	2,762,980			219
Total current liabilities	2,843,254			155,902
Warrant liability	25,240,908			26,175,756
Deferred underwriting commissions	10,685,605			10,685,605
Total liabilities	38,769,767			37,017,263
Commitments and Contingencies
Shareholders' deficit
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Accumulated deficit	(37,938,693)	$ (40,134,961)	$ (25,406,059)	(35,216,823)	$ (27,366,562)	$ (26,930,154)	$ (26,977,565)
Total shareholders' deficit	(37,937,930)	(40,134,198)	(25,405,296)	(35,216,060)	$ (27,310,669)	$ (26,929,291)	$ (26,976,702)	$ 14,268	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	306,134,847			307,104,213
Class A ordinary shares
Current liabilities:
Class A ordinary shares; 30,530,301 shares subject to possible redemption at $10 per share as of September 30, 2021 and December 31, 2020	305,303,010	$ 305,303,010	$ 305,303,010	305,303,010
Class A Redeemable Common Stock
Current liabilities:
Class A ordinary shares; 30,530,301 shares subject to possible redemption at $10 per share as of September 30, 2021 and December 31, 2020				305,303,010
Class B ordinary shares
Shareholders' deficit
Common Stock	$ 763			$ 763